Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Due Under Operating Leases	The following table summarizes the future minimum lease payments due under operating leases as of September 30, 2021 (in thousands):

Year end December, 31	Amount
2021	$751
2022	1,913
2023	1,222
$3,886